FAIR VALUE MEASUREMENTS - Schedule of Liabilities Measured at Estimated Fair Value on a Recurring Basis (Details) - (Level 3) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contingent Consideration
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1, 2025	$ 0
Additions	21,881
Settlements	0
Change in fair value	(861)
Balance at December 31, 2025	21,020
Embedded Derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at January 1, 2025	0
Additions	12,553
Settlements	(864)
Change in fair value	144
Balance at December 31, 2025	$ 11,833